Preferred Stock - Schedule of the monthly dividends related to the Company's (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Series A Preferred Stock | March 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		18.00%
Total Cash Dividend		$ 249
Series A Preferred Stock | February 28, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		18.00%
Total Cash Dividend		$ 255
Series A Preferred Stock | January 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		18.00%
Total Cash Dividend		$ 290
Series A Preferred Stock | December 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		18.00%
Total Cash Dividend		$ 290
Series A Preferred Stock | November 30, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		18.00%
Total Cash Dividend		$ 269
Series A Preferred Stock | October 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 237
Series A Preferred Stock | September 30, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 316
Series A Preferred Stock | August 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 403
Series A Preferred Stock | July 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 434
Series A Preferred Stock | June 30, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 431
Series A Preferred Stock | May 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 458
Series A Preferred Stock | April 30, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 460
Series A Preferred Stock | March 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 500
Series A Preferred Stock | February 29, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 489
Series A Preferred Stock | January 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 523
Series B Preferred Stock | March 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 111
Series B Preferred Stock | February 28, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 95
Series B Preferred Stock | January 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 85
Series B Preferred Stock | December 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 69
Series B Preferred Stock | November 30, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 64
Series B Preferred Stock | October 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 58
Series B Preferred Stock | September 30, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 49
Series B Preferred Stock | August 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 40
Series B Preferred Stock | July 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 31
Series B Preferred Stock | June 30, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 24
Series B Preferred Stock | May 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 19
Series B Preferred Stock | April 30, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 13
Series B Preferred Stock | March 31, 2024
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 2
Series B Preferred Stock | December 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%	10.00%
Total Cash Dividend	$ 256	$ 282
Series B Preferred Stock | November 30, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%	10.00%
Total Cash Dividend	$ 231	$ 256
Series B Preferred Stock | October 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%	10.00%
Total Cash Dividend	$ 201	$ 231
Series B Preferred Stock | September 30, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%	10.00%
Total Cash Dividend	$ 179	$ 201
Series B Preferred Stock | August 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%	10.00%
Total Cash Dividend	$ 159	$ 179
Series B Preferred Stock | July 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%	10.00%
Total Cash Dividend	$ 150	$ 159
Series B Preferred Stock | May 31, 2026
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%
Total Cash Dividend	$ 413
Series B Preferred Stock | June 30, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%	10.00%
Total Cash Dividend	$ 138	$ 150
Series B Preferred Stock | May 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 138
Series B Preferred Stock | April 30, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		10.00%
Total Cash Dividend		$ 125
Series B Preferred Stock | January 31, 2026
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%
Total Cash Dividend	$ 282
Series B Preferred Stock | February 28, 2026
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%
Total Cash Dividend	$ 304
Series B Preferred Stock | March 13, 2026
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%
Total Cash Dividend	$ 337
Series B Preferred Stock | April 30, 2026
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%
Total Cash Dividend	$ 381
Series B Preferred Stock | June 30, 2026
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	10.00%
Total Cash Dividend	$ 465
Series C Preferred Stock | March 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 86
Series C Preferred Stock | December 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	14.00%	14.00%
Total Cash Dividend	$ 526	$ 526
Series C Preferred Stock | November 30, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	14.00%	14.00%
Total Cash Dividend	$ 193	$ 193
Series C Preferred Stock | October 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	14.00%	14.00%
Total Cash Dividend	$ 200	$ 200
Series C Preferred Stock | September 30, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	14.00%	14.00%
Total Cash Dividend	$ 322	$ 322
Series C Preferred Stock | August 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	14.00%	14.00%
Total Cash Dividend	$ 533	$ 533
Series C Preferred Stock | July 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	14.00%	14.00%
Total Cash Dividend	$ 666	$ 666
Series C Preferred Stock | June 30, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	14.00%	14.00%
Total Cash Dividend	$ 644	$ 644
Series C Preferred Stock | May 31, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 666
Series C Preferred Stock | April 30, 2025
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate		14.00%
Total Cash Dividend		$ 644
Series D Preferred Stock | May 31, 2026
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	14.00%
Total Cash Dividend	$ 449
Series D Preferred Stock | April 30, 2026
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	14.00%
Total Cash Dividend	$ 449
Series D Preferred Stock | June 30, 2026
Dividends Payable [Line Items]
Preferred Stock Annual Dividend Rate	14.00%
Total Cash Dividend	$ 2,124